Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible Assets, Net
Cost			¥ 1,647,313		¥ 1,651,535
Accumulated amortization			(905,259)		(1,233,634)
Impairment (note)			(16,907)		(16,907)
Net amount	$ 61,632		725,147		400,994
Amortization expenses for intangible assets	$ 52,382	¥ 340,816	363,977	¥ 289,644
Expected amortization expenses
2018					47,146
2019					3,059
2020					2,360
2021					1,602
2022					1,271
Domain names
Intangible Assets, Net
Cost			15,927		15,040
Accumulated amortization			(15,927)		(15,040)
Customer relationships
Intangible Assets, Net
Cost			313,303		313,303
Accumulated amortization			(202,418)		(287,142)
Net amount			110,885		26,161
Trademarks
Intangible Assets, Net
Cost			898,514		888,370
Accumulated amortization			(611,359)		(850,562)
Net amount			287,155		37,808
Non-compete agreement
Intangible Assets, Net
Cost			70,127		70,127
Accumulated amortization			(67,102)		(70,127)
Net amount			3,025
Estimated economic life	3 years	3 years
Payment license
Intangible Assets, Net
Cost			319,660		319,660
Net amount			319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible Assets, Net
Cost			29,782		45,035
Accumulated amortization			(8,453)		(10,763)
Impairment (note)			(16,907)		(16,907)
Net amount			¥ 4,422		¥ 17,365